Income tax - Tax rates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020 CNY (¥)
Income tax
Tax expense	$ 14,276	¥ 101,084	¥ 61,260	¥ 62,656
Undistributed earnings that may be subject to the withholding tax	401,862										¥ 2,845,502
Unrecognized deferred tax liability from unremitted earnings of PRC subsidiaries	$ 40,186										¥ 284,550
Cayman Islands
Income tax
Withholding tax amount on dividends		0
British Virgin Islands
Income tax
Withholding tax amount on dividends		0
Hong Kong
Income tax
Tax expense		¥ 0	¥ 0	¥ 0
PRC
Income tax
Withholding tax rate	10.00%	10.00%
Beijing Jiachenhong
Income tax
HNTE preferential tax rate								15.00%
Beijing Jiachenhong | Forecast
Income tax
HNTE preferential tax rate					15.00%
Guangzhou Nuoya
Income tax
HNTE preferential tax rate									15.00%
Guangzhou Nuoya | Forecast
Income tax
HNTE preferential tax rate						15.00%
Zhejiang Lukou
Income tax
HNTE preferential tax rate										15.00%
Zhejiang Lukou | Forecast
Income tax
HNTE preferential tax rate							15.00%
Subsidiaries | PRC
Income tax
Statutory income tax rate (as a percent)	25.00%	25.00%